Accounts Receivable - Schedule of Accounts Receivable (Details) (Wetouch Holding Group Limited) - Wetouch Holding Group Limited [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Accounts receivable	$ 17,861,595	$ 16,120,327
Allowance for doubtful accounts	(72,672)	(70,874)
Accounts receivable, net	$ 17,788,923	$ 16,049,453